Related parties	12 Months Ended
Dec. 31, 2017
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 32 Related parties

UBS defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Group Executive Board (GEB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all GEB members is included in the table below.

Remuneration of key management personnel
CHF million	31.12.17	31.12.16	31.12.15
Base salaries and other cash payments[1]	25	25	23
Incentive awards – cash[2]	15	11	10
Annual incentive award under DCCP	22	22	21
Employer’s contributions to retirement benefit plans	3	3	2
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	40	41	42
Total	106	104	99
1 Includes role-based allowances that have been made in line with market practice in response to the EU Capital Requirements Directive of 2013 (CRD IV). 2 Includes immediate and deferred cash. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period, generally for 5 years. Refer to Note 27 for more information. In 2017, 2016 and 2015, equity-based compensation was entirely comprised of EOP awards.

The independent members of the BoD do not have employment or service contracts with UBS, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to CHF 7.1 million in 2017, CHF 7.2 million in 2016 and CHF 6.7 million in 2015.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.17	31.12.16
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members[1]	398,867	620,950
Number of shares held by members of the BoD, GEB and parties closely linked to them[2]	3,709,539	3,267,911
1 Refer to Note 27 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, 95,597 shares were held by close family members of key management personnel on 31 December 2017 and 31 December 2016. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2017 and 31 December 2016. Refer to Note 27 for more information. As of 31 December 2017, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and GEB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
CHF million	2017	2016
Balance at the beginning of the year	41	33
Additions	1	21
Reductions	(1)	(13)
Balance at the end of the year[2]	41	41
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for two GEB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one GEB and one BoD member of CHF 2,684,498 as of 31 December 2016.

d) Other related party transactions with entities controlled by key management personnel

In 2017 and 2016, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2017, 31 December 2016 and 31 December 2015, there were no outstanding balances related to such transactions. Furthermore, in 2017 and 2016, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2017 and 2016, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
CHF million	2017	2016
Carrying value at the beginning of the year	472	476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461

Other transactions with associates and joint ventures
	As of or for the year ended
CHF million	31.12.17	31.12.16
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	4	4

Refer to Note 28 for an overview of investments in associates and joint ventures

UBS AG
Disclosure Related Parties [Line Items]
Disclosure Of Related Party Explanatory

Note 32 Related parties

UBS AG defines related parties as associates (entities that are significantly influenced by UBS), joint ventures (entities in which UBS shares control with another party), post-employment benefit plans for UBS AG employees, key management personnel, close family members of key management personnel and entities that are, directly or indirectly, controlled or jointly controlled by key management personnel or their close family members. Key management personnel is defined as members of the Board of Directors (BoD) and Executive Board (EB).

a) Remuneration of key management personnel

The Chairman of the BoD has a specific management employment contract and receives pension benefits upon retirement. Total remuneration of the Chairman of the Board of Directors and all EB members is included in the table below.

Remuneration of key management personnel
CHF million	31.12.17	31.12.16	31.12.15
Base salaries and other cash payments[1]	23	24	21
Incentive awards – cash[2]	13	10	9
Annual incentive award under DCCP	20	20	20
Employer’s contributions to retirement benefit plans	2	2	1
Benefits in kind, fringe benefits (at market value)	2	2	2
Equity-based compensation[3]	36	38	39
Total	98	97	92
1 Includes role-based allowances that have been made in line with market practice in response to the EU Capital Requirements Directive of 2013 (CRD IV). 2 Includes immediate and deferred cash. 3 Expenses for shares granted are calculated at grant date of the respective award and allocated over the vesting period, generally for 5 years. Refer to Note 27 for more information. In 2017, 2016 and 2015, equity-based compensation was entirely comprised of EOP awards.

The independent members of the BoD do not have employment or service contracts with UBS AG, and thus are not entitled to benefits upon termination of their service on the BoD. Payments to these individuals for their services as external board members amounted to CHF 7.1 million in 2017, CHF 7.2 million in 2016 and CHF 6.7 million in 2015.

b) Equity holdings of key management personnel

Equity holdings of key management personnel
	31.12.17	31.12.16
Number of stock options from equity participation plans held by non-independent members of the BoD and the EB members[1]	398,867	620,950
Number of shares held by members of the BoD, EB and parties closely linked to them[2]	3,709,539	3,267,911
1 Refer to Note 27 for more information. 2 Excludes shares granted under variable compensation plans with forfeiture provisions.

Of the share totals above, 95,597 shares were held by close family members of key management personnel on 31 December 2017 and 31 December 2016. No shares were held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members on 31 December 2017 and 31 December 2016. Refer to Note 27 for more information. As of 31 December 2017, no member of the BoD or EB was the beneficial owner of more than 1% of UBS Group AG’s shares.

c) Loans, advances and mortgages to key management personnel

The non-independent members of the BoD and EB members are granted loans, fixed advances and mortgages in the ordinary course of business on substantially the same terms and conditions that are available to other employees, including interest rates and collateral, and neither involve more than the normal risk of collectibility nor contain any other unfavorable features for the firm. Independent BoD members are granted loans and mortgages in the ordinary course of business at general market conditions.

Movements in the loan, advances and mortgage balances are as follows.

Loans, advances and mortgages to key management personnel[1]
CHF million	2017	2016
Balance at the beginning of the year	33	33
Additions	1	13
Reductions	(1)	(13)
Balance at the end of the year[2]	34	33
1 All loans are secured loans. 2 Excludes unused uncommitted credit facilities for two EB members and one BoD member of CHF 5,196,294 as of 31 December 2017 and for one EB and one BoD member of CHF 2,684,498 as of 31 December 2016.

d) Other related party transactions with entities controlled by key management personnel

In 2017 and 2016, UBS AG did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS AG’s key management personnel or their close family members and as of 31 December 2017, 31 December 2016 and 31 December 2015, there were no outstanding balances related to such transactions. Furthermore, in 2017 and 2016, entities controlled by key management personnel did not sell any goods or provide any services to UBS AG, and therefore did not receive any fees from UBS AG. UBS AG also did not provide services to such entities in 2017 and 2016, and therefore also received no fees.

e) Transactions with associates and joint ventures

Loans to and outstanding receivables from associates and joint ventures
CHF million	2017	2016
Carrying value at the beginning of the year	472	476
Additions	82	4
Reductions	(3)	(8)
Carrying value at the end of the year	551	472
of which: unsecured loans	540	461

Other transactions with associates and joint ventures
	As of or for the year ended
CHF million	31.12.17	31.12.16
Payments to associates and joint ventures for goods and services received	177	153
Fees received for services provided to associates and joint ventures	2	3
Commitments and contingent liabilities to associates and joint ventures	4	4

Refer to Note 28 for an overview of investments in associates and joint ventures

f) Receivables and payables from / to UBS Group AG and other subsidiaries of UBS Group AG

CHF million	2017	2016
Receivables
Loans	2,152	681
Trading portfolio assets	98	84
Other assets	113	35
Payables
Due to customers[1]	38,150	26,527
Other liabilities	1,547	1,111
1 Includes Group-internal funding obtained from UBS Group AG and UBS Group Funding (Switzerland) AG of CHF 35 billion as of 31 December 2017 (31 December 2016: CHF 25 billion).